Financial Risks - Summary of Breakdown of Quality of Available-for-Sale (AFS) ABS Portfolio (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total fair value	€ 148,570	€ 139,834
Asset backed securities [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total fair value	0	4,503
Aegon Americas and Netherlands [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total fair value	3,332	4,503
Aegon Americas and Netherlands [member] | Asset backed securities [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost	3,274	4,512
Total fair value	3,332	4,503
Aegon Americas and Netherlands [member] | Asset backed securities [member] | Credit cards [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost	67	193
Total fair value	77	201
Aegon Americas and Netherlands [member] | Asset backed securities [member] | Autos [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost	220	290
Total fair value	222	289
Aegon Americas and Netherlands [member] | Asset backed securities [member] | Small business loans [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost	21	60
Total fair value	21	63
Aegon Americas and Netherlands [member] | Asset backed securities [member] | CDOs backed by ABS, Corp. bonds, Bank loans [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost	1,567	2,423
Total fair value	1,569	2,386
Aegon Americas and Netherlands [member] | Asset backed securities [member] | ABSs - other [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost	1,400	1,547
Total fair value	1,444	1,563
Aegon Americas and Netherlands [member] | Asset backed securities [member] | AAA [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost	1,843	2,464
Aegon Americas and Netherlands [member] | Asset backed securities [member] | AAA [member] | Credit cards [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost	66	174
Aegon Americas and Netherlands [member] | Asset backed securities [member] | AAA [member] | Autos [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost	147	230
Aegon Americas and Netherlands [member] | Asset backed securities [member] | AAA [member] | CDOs backed by ABS, Corp. bonds, Bank loans [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost	1,201	1,535
Aegon Americas and Netherlands [member] | Asset backed securities [member] | AAA [member] | ABSs - other [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost	429	525
Aegon Americas and Netherlands [member] | Asset backed securities [member] | AA [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost	329	649
Aegon Americas and Netherlands [member] | Asset backed securities [member] | AA [member] | Credit cards [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost	1	19
Aegon Americas and Netherlands [member] | Asset backed securities [member] | AA [member] | CDOs backed by ABS, Corp. bonds, Bank loans [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost	229	479
Aegon Americas and Netherlands [member] | Asset backed securities [member] | AA [member] | ABSs - other [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost	98	151
Aegon Americas and Netherlands [member] | Asset backed securities [member] | A [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost	878	1,051
Aegon Americas and Netherlands [member] | Asset backed securities [member] | A [member] | Autos [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost	72	58
Aegon Americas and Netherlands [member] | Asset backed securities [member] | A [member] | Small business loans [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost	2	2
Aegon Americas and Netherlands [member] | Asset backed securities [member] | A [member] | CDOs backed by ABS, Corp. bonds, Bank loans [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost	45	216
Aegon Americas and Netherlands [member] | Asset backed securities [member] | A [member] | ABSs - other [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost	760	774
Aegon Americas and Netherlands [member] | Asset backed securities [member] | BBB [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost	154	248
Aegon Americas and Netherlands [member] | Asset backed securities [member] | BBB [member] | Autos [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost	2	2
Aegon Americas and Netherlands [member] | Asset backed securities [member] | BBB [member] | Small business loans [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost	6	12
Aegon Americas and Netherlands [member] | Asset backed securities [member] | BBB [member] | CDOs backed by ABS, Corp. bonds, Bank loans [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost	42	146
Aegon Americas and Netherlands [member] | Asset backed securities [member] | BBB [member] | ABSs - other [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost	104	88
Aegon Americas and Netherlands [member] | Asset backed securities [member] | Less than BBB [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost	71	100
Aegon Americas and Netherlands [member] | Asset backed securities [member] | Less than BBB [member] | Small business loans [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost	13	46
Aegon Americas and Netherlands [member] | Asset backed securities [member] | Less than BBB [member] | CDOs backed by ABS, Corp. bonds, Bank loans [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost	49	46
Aegon Americas and Netherlands [member] | Asset backed securities [member] | Less than BBB [member] | ABSs - other [member]
Breakdown by quality of the available-for-sale (AFS) ABS portfolio [line items]
Total amortized cost	€ 9	€ 8